Schedule of Investments (unaudited)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Interpublic Group of Companies Inc. (The), 4.75%, 03/30/30 (Call 12/30/29)	$352	$353,637
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	352	306,170
4.20%, 06/01/30 (Call 03/01/30)	307	301,320
		961,127
Aerospace & Defense — 2.3%
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)	190	166,218
5.15%, 05/01/30 (Call 02/01/30)	1,905	1,921,726
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)(a)	555	555,227
Lockheed Martin Corp., 1.85%, 06/15/30 (Call 03/15/30)	190	168,790
Northrop Grumman Corp., 4.40%, 05/01/30 (Call 02/01/30)	492	508,408
Raytheon Technologies Corp., 2.25%, 07/01/30 (Call 04/01/30)(a)	530	474,732
		3,795,101
Agriculture — 1.0%
Altria Group Inc., 3.40%, 05/06/30 (Call 02/06/30)	350	307,850
Archer-Daniels-Midland Co., 3.25%, 03/27/30 (Call 12/27/29)	451	439,472
BAT Capital Corp., 4.91%, 04/02/30 (Call 01/02/30)	455	433,155
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	309	246,088
2.10%, 05/01/30 (Call 02/01/30)	342	284,219
		1,710,784
Airlines — 0.2%
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)	277	240,375
United Airlines Pass Through Trust, Series 2018-1, Class AA, 3.50%, 09/01/31	146	131,638
		372,013
Apparel — 0.7%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)(a)	688	657,845
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	280	257,625
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	270	245,403
		1,160,873
Auto Manufacturers — 1.0%
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	420	356,189
General Motors Financial Co. Inc., 3.60%, 06/21/30 (Call 03/21/30)	555	493,750
Toyota Motor Credit Corp.
2.15%, 02/13/30	319	286,899
3.38%, 04/01/30(a)	570	556,235
		1,693,073
Auto Parts & Equipment — 0.3%
Lear Corp., 3.50%, 05/30/30 (Call 02/28/30)	195	171,910
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)(a)	286	252,933
		424,843
Banks — 6.9%
Banco Santander SA
2.75%, 12/03/30	638	509,258
3.49%, 05/28/30	510	459,704
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	145	144,719
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	202	175,122
3.25%, 04/30/30 (Call 01/30/30)	375	344,929
Discover Bank, 2.70%, 02/06/30 (Call 11/06/29)	325	278,376
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	275	286,195

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	$951	$841,492
3.80%, 03/15/30 (Call 12/15/29)	1,134	1,092,972
HSBC Holdings PLC, 4.95%, 03/31/30	1,220	1,235,457
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	467	409,269
JPMorgan Chase & Co., 8.75%, 09/01/30	118	147,279
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	455	380,239
2.56%, 02/25/30	507	443,503
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)(a)	500	438,230
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30 (Call 10/24/29)	917	823,558
State Street Corp., 2.40%, 01/24/30	301	271,096
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30	670	564,810
2.14%, 09/23/30	453	372,149
2.75%, 01/15/30	564	501,785
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)	225	198,457
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	572	491,594
Truist Financial Corp., 1.95%, 06/05/30 (Call 03/05/30)	316	270,733
U.S. Bancorp., 1.38%, 07/22/30 (Call 04/22/30)	605	503,039
Westpac Banking Corp., 2.65%, 01/16/30	363	333,368
		11,517,333
Beverages — 2.5%
Anheuser-Busch InBev Worldwide Inc., 3.50%, 06/01/30 (Call 03/01/30)(a)	825	810,744
Coca-Cola Co. (The)
1.65%, 06/01/30	692	610,545
3.45%, 03/25/30	592	594,960
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	162	148,975
Constellation Brands Inc., 2.88%, 05/01/30 (Call 02/01/30)	262	236,898
Diageo Capital PLC, 2.00%, 04/29/30 (Call 01/29/30)	432	384,065
Keurig Dr Pepper Inc., 3.20%, 05/01/30 (Call 02/01/30)	358	334,300
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	360	317,477
2.75%, 03/19/30 (Call 12/19/29)	767	730,721
		4,168,685
Biotechnology — 1.6%
Amgen Inc., 2.45%, 02/21/30 (Call 11/21/29)	615	559,982
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	705	602,345
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)	555	474,292
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)(a)	670	560,602
Royalty Pharma PLC, 2.20%, 09/02/30 (Call 06/02/30)	518	437,446
		2,634,667
Building Materials — 1.1%
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)(a)	892	801,337
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)(a)	175	148,223
Martin Marietta Materials Inc., Series CB, 2.50%, 03/15/30 (Call 12/15/29)	170	147,151
Masco Corp., 2.00%, 10/01/30 (Call 07/01/30)	201	163,451
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(a)	35	32,429
Owens Corning, 3.88%, 06/01/30 (Call 03/01/30)	240	225,857
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	430	400,605
		1,919,053

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.6%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	$358	$322,726
Dow Chemical Co. (The), 2.10%, 11/15/30 (Call 08/15/30)	475	405,792
Ecolab Inc., 4.80%, 03/24/30 (Call 12/24/29)	289	309,013
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	208	185,935
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	215	179,013
LYB International Finance III LLC
2.25%, 10/01/30 (Call 07/01/30)	150	128,048
3.38%, 05/01/30 (Call 02/01/30)	125	114,153
Nutrien Ltd., 2.95%, 05/13/30 (Call 02/13/30)	290	265,684
PPG Industries Inc., 2.55%, 06/15/30 (Call 03/15/30)	210	189,733
Sherwin-Williams Co. (The), 2.30%, 05/15/30 (Call 02/15/30)	305	265,737
Westlake Corp., 3.38%, 06/15/30 (Call 03/15/30)	244	225,344
		2,591,178
Commercial Services — 2.0%
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)	422	359,426
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	410	385,355
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	173	154,980
Equifax Inc., 3.10%, 05/15/30 (Call 02/15/30)	253	228,464
Global Payments Inc., 2.90%, 05/15/30 (Call 02/15/30)	495	427,343
PayPal Holdings Inc., 2.30%, 06/01/30 (Call 03/01/30)(a)	530	474,753
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	485	420,345
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	434	403,755
S&P Global Inc., 1.25%, 08/15/30 (Call 05/15/30)	322	266,825
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	198	171,367
		3,292,613
Computers — 2.0%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	385	334,992
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	523	447,735
1.65%, 05/11/30 (Call 02/11/30)	797	706,572
Dell International LLC/EMC Corp., 6.20%, 07/15/30 (Call 04/15/30)	383	410,626
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)	298	267,971
International Business Machines Corp., 1.95%, 05/15/30 (Call 02/15/30)	590	513,624
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	350	332,633
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	270	237,708
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	183	155,435
		3,407,296
Cosmetics & Personal Care — 1.1%
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30 (Call 01/15/30)(a)	335	313,259
Procter & Gamble Co. (The)
1.20%, 10/29/30	761	649,597
3.00%, 03/25/30	589	577,809
Unilever Capital Corp., 1.38%, 09/14/30 (Call 06/14/30)	275	232,408
		1,773,073
Diversified Financial Services — 3.5%
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	295	271,379
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)	320	269,616
3.13%, 12/01/30 (Call 09/01/30)	335	284,268
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	318	311,904
Cboe Global Markets Inc., 1.63%, 12/15/30 (Call 09/15/30)	341	285,765
Charles Schwab Corp. (The), 4.63%, 03/22/30 (Call 12/22/29)	207	216,377

Security	Par (000)	Value

Diversified Financial Services (continued)
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	$384	$315,851
Intercontinental Exchange Inc., 2.10%, 06/15/30 (Call 03/15/30)	700	611,107
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	497	465,883
Mastercard Inc., 3.35%, 03/26/30 (Call 12/26/29)(a)	730	723,335
Nomura Holdings Inc.
2.68%, 07/16/30	390	327,070
3.10%, 01/16/30	608	529,683
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	351	359,038
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	310	292,739
Visa Inc., 2.05%, 04/15/30 (Call 01/15/30)	578	526,668
		5,790,683
Electric — 7.3%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	295	252,927
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	341	288,622
Ameren Illinois Co., 1.55%, 11/15/30 (Call 08/15/30)	150	127,499
American Electric Power Co. Inc., 2.30%, 03/01/30 (Call 12/01/29)	227	197,415
Berkshire Hathaway Energy Co., 3.70%, 07/15/30 (Call 04/15/30)	686	682,694
Black Hills Corp., 2.50%, 06/15/30 (Call 03/15/30)	213	182,667
CenterPoint Energy Inc., 2.95%, 03/01/30 (Call 12/01/29)	205	188,789
Commonwealth Edison Co., 2.20%, 03/01/30 (Call 12/01/29)	215	193,657
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)(a)	375	363,315
Dominion Energy Inc., Series C, 3.38%, 04/01/30 (Call 01/01/30)	744	706,807
DTE Electric Co., 2.25%, 03/01/30 (Call 12/01/29)(a)	328	297,148
DTE Energy Co., 2.95%, 03/01/30 (Call 12/01/29)	175	159,786
Duke Energy Carolinas LLC, 2.45%, 02/01/30 (Call 11/01/29)	335	307,550
Duke Energy Corp., 2.45%, 06/01/30 (Call 03/01/30)	452	398,745
Duke Energy Florida LLC, 1.75%, 06/15/30 (Call 03/15/30)	270	232,351
Duke Energy Ohio Inc., 2.13%, 06/01/30 (Call 03/01/30)	120	104,630
Entergy Corp., 2.80%, 06/15/30 (Call 03/15/30)	290	256,653
Entergy Louisiana LLC, 1.60%, 12/15/30 (Call 09/15/30)	148	122,787
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	127	112,942
Eversource Energy, Series R, 1.65%, 08/15/30 (Call 05/15/30)	340	282,088
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	480	478,550
Interstate Power & Light Co., 2.30%, 06/01/30 (Call 03/01/30)	127	111,512
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	305	290,430
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30 (Call 12/15/29)	190	171,410
Nevada Power Co., Series DD, 2.40%, 05/01/30 (Call 02/01/30)	188	169,403
NextEra Energy Capital Holdings Inc., 2.25%, 06/01/30 (Call 03/01/30)	723	636,327
NSTAR Electric Co., 3.95%, 04/01/30 (Call 01/01/30)	105	106,071
Ohio Power Co., Series P, 2.60%, 04/01/30 (Call 01/01/30)	172	156,384
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	220	207,984
3.30%, 03/15/30 (Call 09/15/29)	109	103,510
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30 (Call 02/15/30)(a)	243	229,387
Pacific Gas and Electric Co., 4.55%, 07/01/30 (Call 01/01/30)	1,426	1,316,683
PacifiCorp, 2.70%, 09/15/30 (Call 06/15/30)	182	166,801
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)	114	112,345

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Electric & Gas Co., 2.45%, 01/15/30 (Call 10/15/29)	$195	$179,969
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)(a)	207	171,382
Puget Energy Inc., 4.10%, 06/15/30 (Call 03/15/30)	255	241,809
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	497	424,100
Southern California Edison Co., 2.25%, 06/01/30 (Call 03/01/30)	325	281,645
Southern Co. (The), Series A, 3.70%, 04/30/30 (Call 01/30/30)	380	368,923
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	190	157,027
Union Electric Co., 2.95%, 03/15/30 (Call 12/15/29)	222	209,160
WEC Energy Group Inc., 1.80%, 10/15/30 (Call 07/15/30)	142	119,502
Xcel Energy Inc., 3.40%, 06/01/30 (Call 12/01/29)	224	213,548
		12,082,934
Electrical Components & Equipment — 0.3%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	260	212,547
Emerson Electric Co., 1.95%, 10/15/30 (Call 07/15/30)	350	308,984
		521,531
Electronics — 0.9%
Agilent Technologies Inc., 2.10%, 06/04/30 (Call 03/04/30)	315	267,422
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	295	268,184
Flex Ltd., 4.88%, 05/12/30 (Call 02/12/30)	385	375,433
Honeywell International Inc., 1.95%, 06/01/30 (Call 03/01/30)	325	291,509
Jabil Inc., 3.60%, 01/15/30 (Call 10/15/29)	250	227,665
		1,430,213
Environmental Control — 0.3%
Republic Services Inc., 2.30%, 03/01/30 (Call 12/01/29)	287	254,480
Waste Connections Inc., 2.60%, 02/01/30 (Call 11/01/29)	241	218,271
		472,751
Food — 2.3%
Campbell Soup Co., 2.38%, 04/24/30 (Call 01/24/30)	200	174,864
Conagra Brands Inc., 8.25%, 09/15/30	200	240,150
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)(a)	385	355,532
Hershey Co. (The), 1.70%, 06/01/30 (Call 03/01/30)	225	195,669
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)(a)	328	288,256
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	253	228,747
JM Smucker Co. (The), 2.38%, 03/15/30 (Call 12/15/29)	280	246,313
Kellogg Co., 2.10%, 06/01/30 (Call 03/01/30)	237	203,922
Kraft Heinz Foods Co., 3.75%, 04/01/30 (Call 01/01/30)(a)	390	375,804
Kroger Co. (The), 2.20%, 05/01/30 (Call 02/01/30)	291	255,344
McCormick & Co. Inc./MD, 2.50%, 04/15/30 (Call 01/15/30)	260	229,850
Mondelez International Inc., 2.75%, 04/13/30 (Call 01/13/30)	292	266,783
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	375	333,664
5.95%, 04/01/30 (Call 01/01/30)(a)	440	483,160
		3,878,058
Forest Products & Paper — 0.3%
Suzano Austria GmbH, 5.00%, 01/15/30 (Call 10/15/29)	488	469,661

Gas — 0.8%
CenterPoint Energy Resources Corp., 1.75%, 10/01/30 (Call 07/01/30)	277	234,600
NiSource Inc., 3.60%, 05/01/30 (Call 02/01/30)	520	494,900
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)	127	107,975
Southern California Gas Co., Series XX, 2.55%, 02/01/30 (Call 11/01/29)	281	260,082
Southwest Gas Corp., 2.20%, 06/15/30 (Call 03/15/30)	200	164,034
		1,261,591

Security	Par (000)	Value

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	$310	$275,172

Health Care - Products — 1.2%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)(a)	265	231,098
Baxter International Inc., 3.95%, 04/01/30 (Call 01/01/30)	182	178,402
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	451	410,987
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)(a)	420	360,877
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	485	400,198
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	452	389,493
		1,971,055
Health Care - Services — 2.4%
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	95	83,751
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	250	224,560
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	228	192,473
Bon Secours Mercy Health Inc., 3.46%, 06/01/30 (Call 12/01/29)	105	100,276
CommonSpirit Health, 2.78%, 10/01/30 (Call 04/01/30)	167	146,013
Elevance Health Inc., 2.25%, 05/15/30 (Call 02/15/30)	527	468,081
HCA Inc., 3.50%, 09/01/30 (Call 03/01/30)	1,230	1,121,071
Humana Inc., 4.88%, 04/01/30 (Call 01/01/30)	261	271,897
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	395	362,764
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	112	107,086
Sutter Health, Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	180	158,022
UnitedHealth Group Inc., 2.00%, 05/15/30	545	487,617
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(b)	365	300,669
		4,024,280
Home Builders — 0.4%
MDC Holdings Inc., 3.85%, 01/15/30 (Call 07/15/29)	185	155,626
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)(a)	510	458,974
		614,600
Household Products & Wares — 0.6%
Avery Dennison Corp., 2.65%, 04/30/30 (Call 02/01/30)	340	296,069
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	325	276,539
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)(a)	377	366,101
		938,709
Insurance — 4.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	50	64,968
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	447	438,511
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	303	292,210
Allstate Corp. (The), 1.45%, 12/15/30 (Call 09/15/30)	304	250,706
American Financial Group Inc./OH, 5.25%, 04/02/30 (Call 01/02/30)	198	204,405
American International Group Inc., 3.40%, 06/30/30 (Call 03/30/30)(a)	143	134,962
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	458	414,669
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	145	132,908
Athene Holding Ltd., 6.15%, 04/03/30 (Call 01/03/30)	255	264,172
AXA SA, 8.60%, 12/15/30	448	547,210
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	218	185,058
1.85%, 03/12/30 (Call 12/12/29)	310	274,992
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	365	369,928
Chubb INA Holdings Inc., 1.38%, 09/15/30 (Call 06/15/30)(a)	300	249,468
CNA Financial Corp., 2.05%, 08/15/30 (Call 05/15/30)	200	166,148
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30 (Call 01/29/30)	235	230,314

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Fidelity National Financial Inc., 3.40%, 06/15/30 (Call 03/15/30)	$415	$372,878
First American Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	305	281,161
Globe Life Inc., 2.15%, 08/15/30 (Call 05/15/30)	157	130,924
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	237	198,047
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)	235	195,692
Lincoln National Corp., 3.05%, 01/15/30 (Call 10/15/29)	224	203,161
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	241	225,072
Marsh & McLennan Companies Inc., 2.25%, 11/15/30 (Call 08/15/30)	344	301,636
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)(a)	439	457,087
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/15/30)	299	254,960
Progressive Corp. (The), 3.20%, 03/26/30 (Call 12/26/29)	225	215,771
Prudential Financial Inc., 2.10%, 03/10/30 (Call 12/10/29)(a)	182	159,337
Prudential PLC, 3.13%, 04/14/30	420	389,600
Reinsurance Group of America Inc., 3.15%, 06/15/30 (Call 03/15/30)	315	285,922
		7,891,877
Internet — 2.5%
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)	977	833,909
Amazon.com Inc., 1.50%, 06/03/30 (Call 03/03/30)	830	721,785
Baidu Inc., 3.43%, 04/07/30 (Call 01/07/30)	240	222,024
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	783	807,398
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)	437	385,858
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)	562	484,961
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)(a)	120	111,410
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	263	206,784
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	400	329,120
		4,103,249
Iron & Steel — 0.8%
Nucor Corp., 2.70%, 06/01/30 (Call 03/01/30)	170	151,863
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)	215	178,306
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	362	331,110
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)(a)	753	685,162
		1,346,441
Lodging — 0.4%
Hyatt Hotels Corp., 6.00%, 04/23/30 (Call 01/23/30)(a)	282	291,509
Marriott International Inc./MD, Series FF, 4.63%, 06/15/30 (Call 03/15/30)	455	446,300
		737,809
Machinery — 1.3%
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)(a)	346	326,192
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	298	290,392
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	280	241,760
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	340	305,222
John Deere Capital Corp., 2.45%, 01/09/30	267	247,757
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)	170	147,660
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	601	537,997
		2,096,980
Manufacturing — 0.5%
3M Co., 3.05%, 04/15/30 (Call 01/15/30)	282	267,801
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	390	339,909
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	255	229,528
		837,238

Security	Par (000)	Value

Media — 2.4%
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	$686	$634,715
3.40%, 04/01/30 (Call 01/01/30)	764	743,922
4.25%, 10/15/30 (Call 07/15/30)	669	687,752
Discovery Communications LLC, 3.63%, 05/15/30 (Call 02/15/30)	545	500,196
Fox Corp., 3.50%, 04/08/30 (Call 01/08/30)(a)	335	314,589
Paramount Global, 7.88%, 07/30/30	420	490,358
Walt Disney Co. (The), 3.80%, 03/22/30(a)	678	680,237
		4,051,769
Mining — 0.8%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)(a)	250	214,427
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	193	181,044
4.63%, 08/01/30 (Call 08/01/25)(a)	435	417,213
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)	512	438,021
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)	110	101,124
		1,351,829
Oil & Gas — 4.3%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	335	288,063
3.63%, 04/06/30 (Call 01/06/30)(a)	572	564,358
Canadian Natural Resources Ltd., 2.95%, 07/15/30 (Call 04/15/30)(a)	350	316,166
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)	696	634,383
Devon Energy Corp., 4.50%, 01/15/30 (Call 01/15/25)	222	217,571
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)	495	514,369
EQT Corp., 7.00%, 02/01/30 (Call 11/01/29)	265	290,284
Exxon Mobil Corp.
2.61%, 10/15/30 (Call 07/15/30)	924	862,000
3.48%, 03/19/30 (Call 12/19/29)	940	933,448
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)(b)	182	169,003
Ovintiv Inc., 8.13%, 09/15/30	105	121,292
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)	545	466,307
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)(a)	345	291,284
Shell International Finance BV, 2.75%, 04/06/30 (Call 01/06/30)	795	746,179
Tosco Corp., 8.13%, 02/15/30	125	155,160
TotalEnergies Capital International SA, 2.83%, 01/10/30 (Call 10/10/29)	660	621,291
		7,191,158
Oil & Gas Services — 0.8%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.49%, 05/01/30 (Call 02/01/30)	235	237,961
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	544	498,429
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	571	519,616
		1,256,006
Packaging & Containers — 0.5%
Amcor Flexibles North America Inc., 2.63%, 06/19/30 (Call 03/19/30)	270	229,225
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	390	352,435
WestRock MWV LLC, 8.20%, 01/15/30	180	218,799
		800,459
Pharmaceuticals — 4.9%
AmerisourceBergen Corp., 2.80%, 05/15/30 (Call 02/15/30)	225	203,470
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	575	494,034
Becton Dickinson and Co., 2.82%, 05/20/30 (Call 02/20/30)(a)	345	315,392

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co., 1.45%, 11/13/30 (Call 08/13/30)	$665	$571,022
Cigna Corp., 2.40%, 03/15/30 (Call 12/15/29)	692	619,665
CVS Health Corp.
1.75%, 08/21/30 (Call 05/21/30)	480	402,864
3.75%, 04/01/30 (Call 01/01/30)	810	788,049
Johnson & Johnson, 1.30%, 09/01/30 (Call 06/01/30)	834	732,736
Merck & Co. Inc., 1.45%, 06/24/30 (Call 03/24/30)	642	553,809
Novartis Capital Corp., 2.20%, 08/14/30 (Call 05/14/30)	635	586,118
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	649	574,079
2.63%, 04/01/30 (Call 01/01/30)	473	448,787
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30 (Call 12/31/29)	1,122	973,178
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	703	576,284
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	400	348,972
		8,188,459
Pipelines — 3.2%
Energy Transfer LP, 3.75%, 05/15/30 (Call 02/15/30)	750	697,080
Enterprise Products Operating LLC, 2.80%, 01/31/30 (Call 10/31/29)	587	534,622
Magellan Midstream Partners LP, 3.25%, 06/01/30 (Call 03/01/30)	317	289,488
MPLX LP, 2.65%, 08/15/30 (Call 05/15/30)	703	610,260
ONEOK Inc., 3.10%, 03/15/30 (Call 12/15/29)	396	351,204
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30 (Call 06/15/30)	415	377,409
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)(a)	860	852,759
Targa Resources Partners LP/Targa Resources Partners
Finance Corp., 5.50%, 03/01/30 (Call 03/01/25)	355	351,020
TransCanada PipeLines Ltd., 4.10%, 04/15/30 (Call 01/15/30)	539	530,150
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	390	360,407
Williams Companies Inc. (The), 3.50%, 11/15/30 (Call 08/15/30)	481	448,119
		5,402,518
Real Estate Investment Trusts — 6.6%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	150	130,992
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30 (Call 04/01/30)	235	237,907
4.90%, 12/15/30 (Call 09/15/30)	364	373,945
American Campus Communities Operating Partnership LP, 2.85%, 02/01/30 (Call 11/01/29)	185	178,747
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)(a)	344	280,866
2.10%, 06/15/30 (Call 03/15/30)	358	300,133
2.90%, 01/15/30 (Call 10/15/29)	450	401,949
AvalonBay Communities Inc., 2.30%, 03/01/30 (Call 12/01/29)	359	319,173
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	343	302,464
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)(a)	305	281,799
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	334	304,625
Crown Castle International Corp., 3.30%, 07/01/30 (Call 04/01/30)	385	353,257
CubeSmart LP, 3.00%, 02/15/30 (Call 11/15/29)	222	200,035
Duke Realty LP, 1.75%, 07/01/30 (Call 04/01/30)	229	192,284
Equinix Inc., 2.15%, 07/15/30 (Call 04/15/30)	377	319,394
ERP Operating LP, 2.50%, 02/15/30 (Call 11/15/29)	353	316,920
Essex Portfolio LP, 3.00%, 01/15/30 (Call 10/15/29)	205	184,955

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Federal Realty Investment Trust, 3.50%, 06/01/30 (Call 03/01/30)(a)	$183	$169,206
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/30 (Call 10/15/29)	331	298,890
Healthcare Realty Holdings LP, 2.40%, 03/15/30	122	103,447
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	296	261,486
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)(a)	411	373,599
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	235	207,124
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30 (Call 06/15/30)	323	280,542
Hudson Pacific Properties LP, 3.25%, 01/15/30 (Call 10/15/29)	167	146,356
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	170	149,943
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	238	208,847
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	190	179,495
Life Storage LP, 2.20%, 10/15/30 (Call 07/15/30)	240	198,089
LXP Industrial Trust, 2.70%, 09/15/30 (Call 06/15/30)	260	217,279
Mid-America Apartments LP, 2.75%, 03/15/30 (Call 12/15/29)	195	174,919
National Retail Properties Inc., 2.50%, 04/15/30 (Call 01/15/30)	173	151,342
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	128	108,689
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	345	287,043
2.25%, 04/15/30 (Call 01/15/30)	423	380,235
Regency Centers LP, 3.70%, 06/15/30 (Call 03/15/30)	245	229,281
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	158	131,274
Simon Property Group LP, 2.65%, 07/15/30 (Call 04/15/30)	376	331,320
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	250	221,888
STORE Capital Corp., 2.75%, 11/18/30 (Call 08/18/30)	155	130,502
UDR Inc., 3.20%, 01/15/30 (Call 10/15/29)	257	233,379
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)(a)	225	201,119
4.75%, 11/15/30 (Call 08/15/30)	248	248,141
VICI Properties LP, 4.95%, 02/15/30 (Call 12/15/29)(a)	175	172,305
Welltower Inc., 3.10%, 01/15/30 (Call 10/15/29)	237	215,473
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	336	326,679
		11,017,337
Retail — 4.7%
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	284	266,597
AutoNation Inc., 4.75%, 06/01/30 (Call 03/01/30)	253	243,907
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)(a)	268	264,224
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)	280	232,042
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	609	534,428
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	594	568,393
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	265	216,815
Home Depot Inc. (The), 2.70%, 04/15/30 (Call 01/15/30)	716	675,045
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	450	377,109
4.50%, 04/15/30 (Call 01/15/30)	588	602,753
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)(a)	394	351,117
3.60%, 07/01/30 (Call 04/01/30)(a)	551	541,776
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	300	299,127
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	416	367,619
2.55%, 11/15/30 (Call 08/15/30)(a)	620	553,883
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	416	381,809

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.65%, 09/15/30 (Call 06/15/30)(a)	$322	$300,661
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)(a)	253	255,059
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	412	336,299
Walgreens Boots Alliance Inc., 3.20%, 04/15/30 (Call 01/15/30)	175	160,832
Walmart Inc., 7.55%, 02/15/30	215	272,605
		7,802,100
Semiconductors — 3.1%
Applied Materials Inc., 1.75%, 06/01/30 (Call 03/01/30)	237	207,811
Broadcom Inc.
4.15%, 11/15/30 (Call 08/15/30)	775	738,002
5.00%, 04/15/30 (Call 01/15/30)	315	318,887
Intel Corp., 3.90%, 03/25/30 (Call 12/25/29)	648	656,081
Lam Research Corp., 1.90%, 06/15/30 (Call 03/15/30)	467	410,306
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	487	478,307
NVIDIA Corp., 2.85%, 04/01/30 (Call 01/01/30)	609	580,797
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30 (Call 02/01/30)	502	457,939
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	642	586,872
Texas Instruments Inc., 1.75%, 05/04/30 (Call 02/04/30)	463	410,852
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	395	359,671
		5,205,525
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30 (Call 02/01/30)	335	322,863

Software — 2.9%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30)	324	270,174
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	638	586,583
Autodesk Inc., 2.85%, 01/15/30 (Call 10/15/29)	287	260,817
Citrix Systems Inc., 3.30%, 03/01/30 (Call 12/01/29)	267	264,509
Fiserv Inc., 2.65%, 06/01/30 (Call 03/01/30)(a)	400	352,712
Intuit Inc., 1.65%, 07/15/30 (Call 04/15/30)	305	258,960
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	1,378	1,216,829
3.25%, 05/15/30 (Call 02/15/30)	328	295,620
Roper Technologies Inc., 2.00%, 06/30/30 (Call 03/30/30)(a)	305	256,786
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	735	599,076
VMware Inc., 4.70%, 05/15/30 (Call 02/15/30)	431	423,557
		4,785,623
Telecommunications — 7.3%
America Movil SAB de CV, 2.88%, 05/07/30 (Call 02/07/30)	314	289,323
AT&T Inc., 4.30%, 02/15/30 (Call 11/15/29)	1,510	1,514,137
British Telecommunications PLC, 9.63%, 12/15/30	1,120	1,420,014
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1,473	1,881,979
Juniper Networks Inc., 2.00%, 12/10/30 (Call 09/10/30)	270	217,793
Koninklijke KPN NV, 8.38%, 10/01/30	342	415,646
Motorola Solutions Inc., 2.30%, 11/15/30 (Call 08/15/30)	403	329,614
Telefonica Europe BV, 8.25%, 09/15/30	645	784,920

Security	Par/ Shares (000)	Value

Telecommunications (continued)
T-Mobile USA Inc., 3.88%, 04/15/30 (Call 01/15/30)(a)	$3,007	$2,891,832
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	626	521,733
1.68%, 10/30/30 (Call 07/30/30)	509	426,079
3.15%, 03/22/30 (Call 12/22/29)(a)	801	755,391
7.75%, 12/01/30	175	216,300
Vodafone Group PLC, 7.88%, 02/15/30	360	435,211
		12,099,972
Transportation — 0.9%
Canadian Pacific Railway Co., 2.05%, 03/05/30 (Call 12/05/29)	264	231,890
CSX Corp., 2.40%, 02/15/30 (Call 11/15/29)	261	237,664
FedEx Corp., 4.25%, 05/15/30 (Call 02/15/30)	337	338,580
Union Pacific Corp., 2.40%, 02/05/30 (Call 11/05/29)	381	349,663
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)	358	380,622
		1,538,419
Trucking & Leasing — 0.1%
GATX Corp., 4.00%, 06/30/30 (Call 03/30/30)	253	241,223

Water — 0.3%
American Water Capital Corp., 2.80%, 05/01/30 (Call 02/01/30)	235	217,596
Essential Utilities Inc., 2.70%, 04/15/30 (Call 01/15/30)		216,613
		434,209

Total Long-Term Investments — 98.6%
(Cost: $180,278,843)		163,856,013

Short-Term Securities

Money Market Funds — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(c)(d)(e)	15,153	15,151,146
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(c)(d)	790	790,000

Total Short-Term Securities — 9.6%
(Cost: $15,941,426)		15,941,146

Total Investments in Securities — 108.2%
(Cost: $196,220,269)		179,797,159

Liabilities in Excess of Other Assets — (8.2)%		(13,653,704)

Net Assets — 100.0%		$166,143,455

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,833,695	$2,327,139	(a)	$—	$(9,408)	$(280)	$15,151,146	15,153	$16,616	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	610,000	(a)	—	—	—	790,000	790	2,020		—
					$(9,408)	$(280)	$15,941,146		$18,636		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$163,856,013	$—	$163,856,013
Money Market Funds	15,941,146	—	—	15,941,146
	$15,941,146	$163,856,013	$—	$179,797,159